5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluaion Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Exploration and Evaluation Assets, Starting Balance	$ 6,873,183	$ 6,881,645
Exploration and Evaluation Assets, Property acquisition	27,600	48,975
Exploration and Evaluation Assets, Total	27,600	48,975
Exploration and Evaluation Assets - Aircraft charter	17,188
Exploration and Evaluation Assets, Camp, travel and meals	160,625	73,134
Exploration and Evaluation Assets - Community relations	1,350
Exploration and Evaluation Assets, Drilling	1,107,058	416,562
Exploration and Evaluation Assets, Field equipment rental	1,800	1,155
Exploration and Evaluation Assets - Field supplies and maps	225
Exploration and Evaluation Assets, Geochemical	12,574	549
Exploration and Evaluation Assets, Geological consulting	202,723	200,920
Exploration and Evaluation Assets - Geophysics	13,675
Exploration and Evaluation Assets, Licence and permits	8,301	4,862
Exploration and Evaluation Assets, Permitting	6,069	6,148
Exploration and Evaluation Assets, Total expenses	1,531,588	715,800
Exploration and Evaluation Assets, Option payment received	(77,771)	(52,700)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	60,309	3,986
Exploration and Evaluation Assets, Net Additions	1,541,726	(11,067)
Exploration and Evaluation Assets, Ending Balance	8,414,909	6,873,183
Exploration and Evalutation Assets - Trenching		12,470
Exploration and Evaluation Assets, Recovered exploration expenditures		(9,750)
Exploration and Evalutation Assets - Writedown of Properties		(717,378)
Exploration and Evaluation Assets, Foreign Currency Translation		2,605
Haldane
Exploration and Evaluation Assets, Starting Balance	5,686,215	5,048,921
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets - Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	150,470	66,154
Exploration and Evaluation Assets - Community relations	1,350
Exploration and Evaluation Assets, Drilling	1,107,058	416,562
Exploration and Evaluation Assets, Field equipment rental	1,800	1,155
Exploration and Evaluation Assets - Field supplies and maps	225
Exploration and Evaluation Assets, Geochemical	12,574	0
Exploration and Evaluation Assets, Geological consulting	147,735	140,953
Exploration and Evaluation Assets - Geophysics	13,675
Exploration and Evaluation Assets, Licence and permits	273	0
Exploration and Evaluation Assets, Permitting	0	0
Exploration and Evaluation Assets, Total expenses	1,435,160	637,294
Exploration and Evaluation Assets, Option payment received	0	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	0	0
Exploration and Evaluation Assets, Net Additions	1,435,160	637,294
Exploration and Evaluation Assets, Ending Balance	7,121,375	5,686,215
Exploration and Evalutation Assets - Trenching		12,470
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Foreign Currency Translation		0
Tim
Exploration and Evaluation Assets, Starting Balance	0	0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets - Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	0	3,335
Exploration and Evaluation Assets - Community relations	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets - Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	17,462	55,129
Exploration and Evaluation Assets - Geophysics	0
Exploration and Evaluation Assets, Licence and permits	0	0
Exploration and Evaluation Assets, Permitting	0	0
Exploration and Evaluation Assets, Total expenses	17,462	58,464
Exploration and Evaluation Assets, Option payment received	(75,000)	(50,000)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	57,538	1,286
Exploration and Evaluation Assets, Net Additions	0	0
Exploration and Evaluation Assets, Ending Balance	0	0
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Recovered exploration expenditures		(9,750)
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Foreign Currency Translation		0
Others )2023)
Exploration and Evaluation Assets, Starting Balance	1,186,968	1,129,142
Exploration and Evaluation Assets, Property acquisition	27,600	45.6
Exploration and Evaluation Assets, Total	27,600	45,600
Exploration and Evaluation Assets - Aircraft charter	17,188
Exploration and Evaluation Assets, Camp, travel and meals	10,155	0
Exploration and Evaluation Assets - Community relations	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets - Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	37,526	4,246
Exploration and Evaluation Assets - Geophysics	0
Exploration and Evaluation Assets, Licence and permits	8,028	7,980
Exploration and Evaluation Assets, Permitting	6,069	0
Exploration and Evaluation Assets, Total expenses	78,966	12,226
Exploration and Evaluation Assets, Option payment received	(2,771)	(2,700)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	2,771	2,700
Exploration and Evaluation Assets, Net Additions	106,566	57,826
Exploration and Evaluation Assets, Ending Balance	1,293,534	1,186,968
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Foreign Currency Translation		0
Dropped (2023)
Exploration and Evaluation Assets, Starting Balance	$ 0	703,582
Exploration and Evaluation Assets, Property acquisition		3,375
Exploration and Evaluation Assets, Total		3,375
Exploration and Evaluation Assets, Camp, travel and meals		3,645
Exploration and Evaluation Assets, Drilling		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Geochemical		549
Exploration and Evaluation Assets, Geological consulting		592
Exploration and Evaluation Assets, Licence and permits		(3,118)
Exploration and Evaluation Assets, Permitting		6,148
Exploration and Evaluation Assets, Total expenses		7,816
Exploration and Evaluation Assets, Option payment received		0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income		0
Exploration and Evaluation Assets, Net Additions		(706,187)
Exploration and Evaluation Assets, Ending Balance		0
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evalutation Assets - Writedown of Properties		(717,378)
Exploration and Evaluation Assets, Foreign Currency Translation		$ 2,605